Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	0001171061
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	Sep. 01, 2013
Dreyfus Institutional Cash Advantage Fund | Institutional Advantage Shares
Risk/Return:
Trading Symbol	DADXX
Dreyfus Institutional Cash Advantage Fund | Administrative Advantage Shares
Risk/Return:
Trading Symbol	DDTXX
Dreyfus Institutional Cash Advantage Fund | Investor Advantage Shares
Risk/Return:
Trading Symbol	DIVXX
Dreyfus Institutional Cash Advantage Fund | Participant Advantage Shares
Risk/Return:
Trading Symbol	DPTXX